CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2015 USD ($) $ / shares shares		Dec. 31, 2015 CNY (¥) shares		Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 CNY (¥)
Accounts receivable, allowance for doubtful accounts (in CNY and dollars)	$ 8,435		¥ 54,638,000		$ 9,088	¥ 58,871,000	¥ 11,894,000
Accounts payable of the VIEs without recourse to the Company	31,738		205,593,000			255,821,000
Accrued employee benefits of the VIEs without recourse to the Company	6,899		44,690,000			45,016,000
Accrued expenses and other payables of the VIEs without recourse to the Company	11,796		76,409,000			411,803,000
Income taxes payable of the VIEs without recourse to the Company	2,086		13,513,000			21,374,000
Liabilities for uncertain tax positions of the VIEs without recourse to the Company	1,750		11,337,000			11,739,000
Current portion of long term loan of the VIEs without recourse to the Company	1,108		7,180,000			7,180,000
Current portion of capital lease obligations of the VIEs without recourse to the Company	10,901		70,615,000			13,794,000
Deferred government grant of the VIEs without recourse to the Company, current	2,526		16,360,000			37,360,000
Amount due to a subsidiary held for sale of the VIEs without recourse to the Company	49,328		319,536,000
Non-current portion of capital lease obligations of the VIEs without recourse to the Company	16,124		104,450,000			¥ 20,592,000
Deferred government grant of the VIEs without recourse to the Company, non-current	$ 1,303		¥ 8,439,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001				$ 0.0001
Ordinary shares, shares authorized (in shares)	1,000,000,000		1,000,000,000		1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	400,069,875		400,069,875		430,738,131	430,738,131
Ordinary shares, shares outstanding (in shares)	400,069,875		400,069,875		430,738,131	430,738,131
Consolidated Variable Interest Entity (VIEs)
Accounts receivable, allowance for doubtful accounts (in CNY and dollars)	$ 8,363		¥ 54,171,000			¥ 58,871,000
Accounts payable of the VIEs without recourse to the Company	31,218		202,223,000			245,336,000
Accrued employee benefits of the VIEs without recourse to the Company	5,118		33,151,000			30,114,000
Accrued expenses and other payables of the VIEs without recourse to the Company	9,447		61,195,000			73,900,000
Income taxes payable of the VIEs without recourse to the Company	1,063		6,884,000			10,435,000
Liabilities for uncertain tax positions of the VIEs without recourse to the Company	927		6,006,000			6,407,000
Current portion of long term loan of the VIEs without recourse to the Company | ¥			0			0
Current portion of capital lease obligations of the VIEs without recourse to the Company	10,793		69,918,000			13,118,000
Deferred government grant of the VIEs without recourse to the Company, current	2,526		16,360,000			37,360,000
Amount due to a subsidiary held for sale of the VIEs without recourse to the Company	45,993	[1]	297,935,000	[1]		0
Non-current portion of capital lease obligations of the VIEs without recourse to the Company	16,088		104,213,000			19,657,000
Deferred government grant of the VIEs without recourse to the Company, non-current	$ 1,303		¥ 8,439,000			¥ 0

[1]	Information with respect to a subsidiary held for sale is discussed in Note 10.